     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 24, 2003

                                             1933 ACT REGISTRATION NO. 333-81892
                                             1940 ACT REGISTRATION NO. 811-21029
                                                              CIK NO. 0001164757
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-6
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 3
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 3


             LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE
                                   ACCOUNT Y
                           (EXACT NAME OF REGISTRANT)

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                           (EXACT NAME OF DEPOSITOR)

               100 Madison Street, Suite 1860, Syracuse, NY 13202
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               Depositor's Telephone Number, including Area Code
                                 (888) 223-1860

           Robert O. Sheppard, Esquire                            COPY TO:
   Lincoln Life & Annuity Company of New York          Christine S. Frederick, Esquire
               100 Madison Street                    The Lincoln National Life Insurance
                   Suite 1860                                      Company
               Syracuse, NY 13202                             350 Church Street
     (NAME AND ADDRESS OF AGENT FOR SERVICE)               Hartford, CT 06103-1106

            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)

    An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ending December 31, 2002 was filed March 26, 2003.

    It is proposed that this filing will become effective (check appropriate box)


        immediately upon filing pursuant to paragraph (b)
------
  X     on 7/1/03 pursuant to paragraph (b)
------
        60 days after filing pursuant to paragraph (a)(1)
------
        on 5/1/03 pursuant to paragraph (a) (1) of Rule 485.
------
        This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.
------

                  The prospectus and Statement of Additional Information for Post-Effective Amendment No. 3 are incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6 (File No. 333-81892) filed on April 25, 2003.

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
        LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT Y
                          AMERICAN LEGACY VUL(CV)-III
                           AMERICAN LEGACY VUL(DB)-II
                            AMERICAN LEGACY SVUL-III
                         SUPPLEMENT DATED JULY 1, 2003
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2003


Beginning July 1, 2003, Lincoln Financial Advisors Corporation ("LFA"), an affiliate of Lincoln Life, will replace American Funds Distributors, Inc. as the principal underwriter and distributor of the American Legacy life insurance policies. This change will not impact the provisions of your variable life insurance policy with Lincoln Life.


LFA will enter into selling agreements with various broker-dealers for sales of the American Legacy life insurance policies. LFA is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers (NASD). As principal underwriter, LFA does not plan to retain any commission from its sale of the policies.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

                          PART C -- OTHER INFORMATION

Item 27.

                                    EXHIBITS


     (1)  Resolution of the Board of Directors of Lincoln Life & Annuity Company of New York and related documents authorizing establishment of the Account.(2)
     (2)  Commission Schedule for Variable Life Policies.(12)
     (3)  (a)       Revised and Amended Principal Underwriting Agreement between Lincoln Financial Advisors
                    Corporation and Lincoln Life & Annuity Company of New York(13)
          (b)       Selling Group Agreement.(13)
     (4)  (a)       Form of Policy Form LN 670 NY(6)
          (b)       Riders. LR434 NY and LR435 NY(3)
          (c)       Accounting Value Rider -- Policy Form LR500 NY(5)
          (d)       Change of Insured Rider -- Policy Form LR496 NY(5)
          (e)       Estate Tax Repeal Rider -- Policy Form LR511 NY(7)
          (f)       Supplemental Term Insurance Rider -- Policy Form LR516 NY(6)
          (g)       Death Benefit Option 3 -- Policy Form B10424 NY(5)
     (5)  (a)       Application -- Policy Form B 10399 NY(4)
          (b)       Addendum to Application -- Policy Form B15b NY -- American Legacy(2)
     (6)  (a)       Articles of Incorporation of Lincoln Life & Annuity Company of New York(1)
          (b)       Bylaws of Lincoln Life & Annuity Company of New York(1)
     (7)  Form of Reinsurance Contracts(11)
     (8)  Fund Participation Agreement, and amendments thereto, between Lincoln Life & Annuity Company of New
          York and American Funds Insurance Series(10)
     (9)  Service Agreements, and amendments thereto, between Lincoln Life & Annuity Company of New York and
          Delaware Service Company, Inc.(8)
    (10)  Not applicable.
    (11)  Opinion and Consent of Robert O. Sheppard, Esq.
    (12)  Not Applicable.
    (13)  Not Applicable.
    (14)  Consent of Ernst & Young LLP, Independent Auditors.
    (15)  Not applicable.
    (16)  Not applicable.
    (17)  Not applicable.


Item 28.

                    DIRECTORS AND OFFICERS OF THE DEPOSITOR


John H. Gotta****                              President, Director and Member of the
                                               Investment Committee
Janet Chrzan**                                 2nd Vice President and Chief Financial
                                               Officer
J. Patrick Barrett                             Director
 Chairman and CEO
 Carpat Investments
 4605 Watergap
 Manlius, NY 13104

Robert D. Bond**                               Director
Jon A. Boscia***                               Director
Bradley R. Skarie**                            Acting Director of Annuities Compliance
Christine S. Frederick****                     Assistant Vice President and Life Compliance
                                               Officer
Rise' C. M. Taylor**                           2nd Vice President
Barbara S. Kowalczyk***                        Director
M. Leanne Lachman                              Director
 Principal
 Lend Lease Real Estate Investments
 787 7th Avenue - 46th Floor
 New York, NY 10019
Louis G. Marcoccia                             Director
 Senior Vice President
 Syracuse University
 Skytop Office Building
 Skytop Road
 Syracuse, NY 13244-5300
Gary W. Parker****                             2nd Vice President and Director
Ron J. Ponder                                  Director
 WellPoint Health Networks, Inc.
 1 Wellpoint Way
 T2-2G4
 Thousand Oaks, CA 91362
Jill S. Ruckelshaus                            Director
 1015 Evergreen Point Road
 Medina, WA 98039
Robert O. Sheppard*                            2nd Vice President and General Counsel
Eldon J. Summers**                             Treasurer
Richard C. Vaughan***                          Director
C. Suzanne Womack***                           Secretary


------------------------


*    Principal business address is 100 Madison Street, 17th Floor, Syracuse, NY
     13202



**   Principal business address is 1300 S. Clinton Street, Fort Wayne, IN 46801



*** Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112



**** Principal business address is 350 Church Street, Hartford, CT 06103



Item 29.
                                    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                                              THE DEPOSITOR OR THE REGISTRANT
          Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System.(9)

Item 30.
                                                      INDEMNIFICATION
(a)       Brief description of indemnification provisions.

          In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York (Lincoln Life)
          provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

          In particular, separate conditions govern indemnification of directors, officers, and employees of
          Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

          Please refer to Article VII, Section II, of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

(b)       Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in
          Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the
          Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.

                                                  PRINCIPAL UNDERWRITERS

(a)       Lincoln Financial Advisors, Inc. is the Principal Underwriter for Lincoln Life & Annuity Variable
          Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life &
          Annuity Variable Annuity Account N; LLANY Separate Account R for Flexible Premium Variable Life
          Insurance; and LLANY Separate Account S for Flexible Premium Variable Life Insurance.

(b)       See Item 28.

(c)       N/A

Item 32.

                                             LOCATION OF ACCOUNTS AND RECORDS

          All accounts, books, and other documents, except accounting records, required to be maintained by
          Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National
          Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia,
          Pennsylvania 19103.

Item 33.
                                                    MANAGEMENT SERVICES
          Not Applicable.
Item 34.
                                                    FEE REPRESENTATION
          Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

------------------------

(1)  Incorporated by reference to Registration Statement on Form N-4 (File
     No. 333-38007) (811-08441) filed on October 16, 1997.
(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 333-81886)(811-21029) filed on May 10, 2002.
(3) Incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement on Form S-6 (File No. 333-42507) (811-08559) filed on July 2, 1998.
(4) Incorporated by reference to Post-Effective Amendment No. 6 on Form S-6 (File No. 333-42507) (811-08559) filed on July 28, 2000.
(5) Incorporated by reference to Post-Effective Amendment No. 7 on Form S-6 (File No. 333-42507) (811-08559) filed on April 20, 2001.
(6)  Incorporated by reference to Registration Statement on Form S-6 (File
     No. 333-84684) (811-08559) filed on March 21, 2002.
(7) Incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-52194) (811-08559) filed on November 13, 2001.

(8) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-43373) filed on April 4, 2002.

(9) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-84360) filed on April 23, 2003.
(10) Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-90438) filed on April 25, 2003.
(11) Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-84684) filed on April 23, 2003.

(12) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-81884) filed on June 24, 2003.


(13) Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-93875) filed on April 27, 2000.

                                   SIGNATURES



    Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life & Annuity Flexible Premium Variable Life Account Y, has duly caused this Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 (File No. 333-81892) to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut, on the 24th day of June, 2003. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.



                                          LINCOLN LIFE & ANNUITY FLEXIBLE
                                          PREMIUM
                                          VARIABLE LIFE ACCOUNT Y
                                          (REGISTRANT)



                                          By          /s/ GARY W. PARKER


                                            ------------------------------------


                                                       Gary W. Parker
                                             SECOND VICE PRESIDENT AND DIRECTOR
                                                            OF
                                             LINCOLN LIFE & ANNUITY COMPANY OF
                                                         NEW YORK



                                          LINCOLN LIFE & ANNUITY COMPANY OF NEW
                                          YORK
                                          (DEPOSITOR)



                                          By          /s/ GARY W. PARKER


                                            ------------------------------------


                                                       Gary W. Parker
                                             SECOND VICE PRESIDENT AND DIRECTOR

    Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below on June 24, 2003, by the following persons, as officers and directors of the Depositor, in the capacities indicated:



                    SIGNATURE                                 TITLE
                    ---------                                 -----
               /s/ JOHN H. GOTTA *                  President, Director and
   -------------------------------------------      Member of the Investment
                  John H. Gotta                     Committee (Principal
                                                    Executive Officer)

                /s/ JANET CHRZAN *                  Second Vice President and
   -------------------------------------------      Chief Financial Officer
                   Janet Chrzan                     (Principal Financial
                                                    Officer and Principal
                                                    Accounting Officer)

               /s/ GARY W. PARKER *                 Second Vice President and
   -------------------------------------------      Director
                  Gary W. Parker

             /s/ J. PATRICK BARRETT *               Director
   -------------------------------------------
                J. Patrick Barrett

               /s/ ROBERT D. BOND *                 Director
   -------------------------------------------
                  Robert D. Bond

               /s/ JON A. BOSCIA *                  Director
   -------------------------------------------
                  Jon A. Boscia

          /s/ BARBARA STEURY KOWALCZYK *            Director and Chairperson
   -------------------------------------------      of the Investment
             Barbara Steury Kowalczyk               Committee

         /s/ MARGUERITE LEANNE LACHMAN *            Director
   -------------------------------------------
            Marguerite Leanne Lachman

             /s/ LOUIS G. MARCOCCIA *               Director
   -------------------------------------------
                Louis G. Marcoccia

               /s/ RON J. PONDER *                  Director
   -------------------------------------------
                  Ron J. Ponder

            /s/ JILL S. RUCKELSHAUS *               Director
   -------------------------------------------
               Jill S. Ruckelshaus

             /s/ RICHARD C. VAUGHAN *               Director
   -------------------------------------------
                Richard C. Vaughan




* By:     /s/ GARY W. PARKER

--------------------------------------------------

     Gary W. Parker, pursuant to a Power of Attorney filed with this Post-Effective Amendment No. 3 to the Registration Statement.

                               POWER OF ATTORNEY


    We, the undersigned directors and officers of Lincoln Life & Annuity Company of New York, hereby severally constitute and appoint Gary W. Parker, Robert O. Sheppard, and Christine S. Frederick individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6 or Form N-6, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by our attorneys-in-fact to any such amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individuals for this specific purpose.



    WITNESS our hands and common seal on this 9th day of August, 2001.



                  SIGNATURE                              TITLE
                  ---------                              -----
                                               President and Director
   --------------------------------------      (Principal Executive
              Lorry J. Stensrud                Officer)

              /s/ Janet Chrzan                 Second Vice President and
   --------------------------------------      Chief Financial Officer
                Janet Chrzan                   (Principal Financial
                                               Officer and Principal
                                               Accounting Officer)

             /s/ Gary W. Parker                Second Vice President and
   --------------------------------------      Director
               Gary W. Parker

           /s/ J. Patrick Barrett              Director
   --------------------------------------
             J. Patrick Barrett

             /s/ Robert D. Bond                Director
   --------------------------------------
               Robert D. Bond

              /s/ Jon A. Boscia                Director
   --------------------------------------
                Jon A. Boscia

        /s/ Barbara Steury Kowalczyk           Director
   --------------------------------------
          Barbara Steury Kowalczyk

        /s/ Marguerite Leanne Lachman          Director
   --------------------------------------
          Marguerite Leanne Lachman

           /s/ Louis G. Marcoccia              Director
   --------------------------------------
             Louis G. Marcoccia

                                               Director
   --------------------------------------
              John M. Pietruski

              /s/ Ron J. Ponder                Director
   --------------------------------------
                Ron J. Ponder

           /s/ Richard C. Vaughan              Director
   --------------------------------------
             Richard C. Vaughan

FOR JANET CHRZAN

STATE OF INDIANA
COUNTY OF ALLEN
                                               Subscribed and sworn to
                                               before me this
                                               9th day of August, 2001

                                               /s/ Tina M. Drzewiecki
                                               -------------------------
                                               Notary Public
                                               Commission Expires
                                               12/20/08

FOR ROBERT D. BOND

STATE OF INDIANA
COUNTY OF ALLEN
                                               Subscribed and sworn to
                                               before me this
                                               9th day of August, 2001

                                               /s/ Brenda S. Henline
                                               -------------------------
                                               Notary Public
                                               Commission Expires
                                               2/16/07

FOR RON J. PONDER

STATE OF NEW JERSEY
COUNTY OF MORRIS
                                               Subscribed and sworn to
                                               before me this
                                               9th day of August, 2001

                                               /s/ Barbara Welsh
                                               -------------------------
                                               Notary Public
                                               Commission Expires 3/5/02

                               POWER OF ATTORNEY



    The undersigned, in his/her position as director and/or officer of Lincoln Life & Annuity Company of New York, hereby constitutes and appoints Gary W. Parker, Robert O. Sheppard, and Christine S. Frederick, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Form S-6 or Form N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as it may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.



    Dated: June 23, 2003



                  SIGNATURE                              TITLE
                  ---------                              -----
              /s/ John H. Gotta                President, Director and
   --------------------------------------      Member of the Investment
                John H. Gotta                  Committee
                                               (Principal Executive
                                               Officer)




                               POWER OF ATTORNEY



    We, the undersigned directors and officers of Lincoln Life & Annuity Company of New York, hereby severally constitute and appoint Gary W. Parker, Robert O. Sheppard, and Christine S. Frederick individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, From N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individuals for this specific purpose.



    WITNESS our hands and common seal on this 22 day of May, 2003.



                  SIGNATURE                              TITLE
                  ---------                              -----
           /s/ Jill S. Ruckelshaus             Director
   --------------------------------------
             Jill S. Ruckelshaus

STATE OF Washington
                                               SS:
COUNTY OF King
                                               Subscribed and sworn to
                                               before me this
                                               22 day of May, 2003

                                               /s/ Diane L. Hodgson
                                               -------------------------
                                               Notary Public
                                               Commission Expires
                                               12/11/05




LNY -- POA 6/23/03